Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2035 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2035 Fund - Class A
Expense Example:
1 year	$ 665
3 years	857
5 years	1,065
10 years	1,663
Fidelity Advisor Freedom 2035 Fund - Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,799
Fidelity Advisor Freedom 2035 Fund - Class M
Expense Example:
1 year	467
3 years	715
5 years	981
10 years	1,743
Fidelity Advisor Freedom 2035 Fund - Class I
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	859
Fidelity Advisor Freedom 2035 Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750